Note 9 - Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial Assets at Fair Value Through Profit or Loss Abstract
Disclosure of Financial Assets at Fair Value Through Profit or Loss

9. Financial assets at fair value through profit or loss

9.1 Debt securities

	December 31, 2018	December 31, 2017	January 1, 2017
Government securities	952,798	2,082,328	3,748,047
Government securities - Pledged as collateral	-	31,124	-
Private securities - Corporate bonds	167,913	197,983	325,605
BCRA Bills	6,387,388	6,276,692	2,691,284
TOTAL	7,508,099	8,588,127	6,764,936

9.2 Derivatives

The Bank uses derivatives, not designated in a qualifying hedge relationship, to manage its exposure of foreign currency and interest rate risks. The instruments used include interest rate swaps and forward contracts (both with no physical delivery of the underlying asset).

	December 31, 2018	December 31, 2017	January 1, 2017
Foreign Currency Forwards	591,418	162,494	52,798
Interest Rate Swaps	-	48,262	46,189
TOTAL	591,418	210,756	98,987

The notional amounts of the term and foreign currency forward transactions, stated in US Dollars (US$) and in Euros, as the case may be, as well as the notional amounts of interest rate swaps are reported below:

	December 31, 2018	December 31, 2017	January 1, 2017
Foreign Currency Forwards
Foreign currency forwards purchases - US$	620,651	658,575	162,156
Foreign currency forwards purchases - Euros	-	-	176
Foreign currency forwards sales - US$	760,615	645,582	183,056
Foreign currency forwards sales - Euros	5,463	4,818	9,203
Interest rate swaps
Fixed rate for floating rate	3,261,154	4,358,645	2,227,278

9.3 Equity instruments

	December 31, 2018	December 31, 2017	January 1, 2017
Mercado de Valores de Buenos Aires S.A.	24,722	52,292	122,345
BYMA-Bolsas y Mercados Argentinos S.A.	94,600	125,499	-
Investments Funds	408,704	517,873	285,319
TOTAL	528,026	695,664	407,664